DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2020	12/31/2019
Amounts receivable for spot and forward transactions pending settlement	143,944	350,680
Amounts payable for spot and forward transactions pending settlement	—	—
	143,944	350,680

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2020	12/31/2019
Forward sales of foreign exchange without delivery of underlying assets	3,189,269	446,195
Forward purchases of foreign exchange without delivery of underlying assets	1,647,980	579,188